Income taxes - Components of loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of loss before income taxes
Loss before income taxes	$ (44,083)	$ (10,150)	$ (5,480)
Sweden
Components of loss before income taxes
Domestic		(9,165)	(5,267)
Foreign	(33,960)
Ireland
Components of loss before income taxes
Domestic	(191)
Cayman Islands
Components of loss before income taxes
Foreign	(8,722)
U.S.
Components of loss before income taxes
Foreign	$ (1,210)	$ (985)	$ (213)